Prepaid Expenses and Other Receivables and Other assets - Summary of Prepaid Expenses and Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current portion:
Prepaid input value-added tax	¥ 44,017		¥ 15,331
Rental and other deposits	14,532		11,285
Advances to suppliers	13,731		11,523
Interest receivables	2,177		908
Advances to staff	970		395
Directors and officers liability insurance premium	658		558
Claim advance on behalf of insurer	77		371
Advances to share repurchase			4,479
Others	1,939		117
Prepaid Expense And Other Assets Before Impairment	78,101		44,967
Less: Allowance for impairment	(590)		(590)
Total prepaid expenses and other receivables	77,511	$ 12,163	44,377
Non-current portion:
Prepayment related to investment	200
Advances to long-term assets	179		838
Total	¥ 379		¥ 838